Supplemental Financial Statements Information - Summary of Property and Equipment (Details) - Rigetti Holdings, Inc. - USD ($)	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 40,282,681	$ 34,322,130	$ 29,921,698
Less: Accumulated depreciation	(17,886,263)	(14,181,258)	(9,881,995)
Property and equipment, net	22,396,418	20,140,872	20,039,703
Quantum computing fridges [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,792,691	14,251,579	13,009,936
Process equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,565,055	12,747,756	10,705,887
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,253,506	4,077,646	3,063,322
IT Hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,425,361	1,999,082	1,896,486
Furniture and other assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,246,068	$ 1,246,067	$ 1,246,067